Stock-Based Compensation Plans and Arrangements - Restricted Stock and Performance Stock Unit Activity (Detail)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Restricted Stock Units and Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Non-vested, beginning balance | shares	4,372,376
Granted, Shares | shares	1,817,218
Vested, Shares | shares	(1,724,568)
Canceled, Shares | shares	(36,721)
Number of Shares, Non-vested, ending balance | shares	4,428,305
Weighted Average Grant Date Fair Value, Non-vested, beginning balance | $ / shares	$ 12.56
Granted, Weighted Average Grant Date Fair Value | $ / shares	15.41
Vested, Weighted Average Grant Date Fair Value | $ / shares	13.58
Canceled, Weighted Average Grant Date Fair Value | $ / shares	12.95
Weighted Average Grant Date Fair Value, Non-vested, ending balance | $ / shares	$ 13.33
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares | shares	59,124
Vested, Shares | shares	(50,727)
Canceled, Shares | shares	(8,397)
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 15.39
Vested, Weighted Average Grant Date Fair Value | $ / shares	15.37
Canceled, Weighted Average Grant Date Fair Value | $ / shares	$ 15.48